INCOME TAXES (Details)	12 Months Ended
	Oct. 31, 2020	Oct. 31, 2019	Oct. 31, 2018
Hong Kong
Income Tax Disclosure [Line Items]
Applicable tax rate	16.50%	16.50%	16.50%
PRC
Income Tax Disclosure [Line Items]
Applicable tax rate	25.00%	25.00%	25.00%
Preferential income tax rate	0.00%